Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Goodwill

24. GOODWILL

	2022	2021
Carrying Value, Beginning of Year	3,473	2,272
Goodwill Recognized (Note 5)	—	1,289
Goodwill Disposed of or Reclassified to Assets Held for Sale (Note 5 and Note 18)	(550)	(88)
Carrying Value, End of Year	2,923	3,473
The carrying amount of goodwill is allocated to the following CGUs:

As at December 31,	2022	2021
Primrose (Foster Creek)	1,171	1,171
Christina Lake	1,101	1,101
Lloydminster Thermal	651	651
Sunrise (Note 5)	—	550
	2,923	3,473
For the purposes of impairment testing, goodwill is allocated to the CGUs to which it relates. The assumptions used to test Cenovus's goodwill for impairment as at December 31, 2022, are consistent with those disclosed in Note 11. There was no impairment of goodwill as at December 31, 2022 (December 31, 2021 – $nil).